UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/15

Date of reporting period:  06/30/15

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2015 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 58.73%
Capital Goods - 1.89%
Fenner PLC (a)	1,175,353	$3,827,413
Metka SA (a)	424,884	3,689,989
		7,517,402
Commercial & Professional Services - 2.98%
Programmed Maintenance Services Ltd. (a)	170,612	379,112
Tetra Tech, Inc.	446,916	11,458,926
		11,838,038
Consumer Durables & Apparel - 2.00%
Coach, Inc.	114,000	3,945,540
Mattel, Inc.	156,000	4,007,640
		7,953,180
Diversified Financials - 13.33%
Berkshire Hathaway, Inc. - Class B (b)	110,000	14,972,100
Dundee Corp. - Class A (a)(b)	1,037,125	10,412,768
Leucadia National Corp.	410,000	9,954,800
Oaktree Capital Group LLC	219,407	11,668,064
The Bank of New York Mellon Corp.	143,000	6,001,710
		53,009,442
Energy - 3.93%
Contango Oil & Gas Co. (b)	185,320	2,273,876
Northern Oil and Gas, Inc. (b)	778,040	5,267,331
Patterson-UTI Energy, Inc.	216,510	4,073,636
Unit Corp. (b)	147,768	4,007,468
		15,622,311
Health Care Equipment & Services - 3.71%
Express Scripts Holding Co. (b)	166,000	14,764,040
Insurance - 1.04%
Baldwin & Lyons, Inc. - Class B	180,000	4,143,600
Materials - 2.38%
Hawkins, Inc.	153,068	6,182,416
Pan American Silver Corp. (a)	381,000	3,272,790
		9,455,206
Media - 4.69%
Corus Entertainment, Inc. - Class B (a)	828,605	11,059,124
IPSOS (a)	293,183	7,578,149
		18,637,273
Pharmaceuticals, Biotechnology & Life Sciences - 1.64%
Bio-Rad Laboratories, Inc. - Class A (b)	43,324	6,525,028
Retailing - 2.39%
Hornbach Baumarkt AG (a)	101,468	3,733,020
Staples, Inc.	377,350	5,777,228
		9,510,248
Software & Services - 6.64%
Amdocs Ltd. (a)	233,400	12,741,306
Microsoft Corp.	138,000	6,092,700
The Western Union Co.	372,470	7,572,315
		26,406,321
Technology Hardware & Equipment - 4.45%
Cisco Systems, Inc.	145,000	3,981,700
Fabrinet (a)(b)	330,585	6,191,857
Ingram Micro, Inc. - Class A (b)	301,106	7,536,683
		17,710,240
Telecommunication Services - 4.46%
Telephone & Data Systems, Inc.	272,749	8,018,821
Verizon Communications, Inc.	208,000	9,694,880
		17,713,701
Transportation - 3.20%
Royal Mail PLC (a)	1,576,332	12,743,115
TOTAL COMMON STOCKS (Cost $213,444,750)		233,549,145

PREFERRED STOCK - 2.35%
Commercial & Professional Services - 2.35%
Pitney Bowes International Holdings, Inc. (c)(d) (Cost: $9,706,125; Original acquisition date: 09/16/2014)	9,000	9,354,375
TOTAL PREFERRED STOCK (Cost $9,706,125)		9,354,375

	Principal
CORPORATE BONDS - 19.73%	Amount
Commercial & Professional Services - 0.95%
Multi-Color Corp.
6.125%, 12/01/2022 (c) (Cost: $3,826,917; Original acquisition date: 05/27/2015)	$3,681,000	3,763,823
Consumer Durables & Apparel - 0.63%
Smith & Wesson Holding Corp.
5.000%, 07/15/2018 (c)(d) (Cost: $2,500,000; Original acquisition date: 07/10/2014)	2,500,000	2,515,702
Consumer Services - 4.10%

Regis Corp.
5.750%, 12/05/2017 (c)(d) (Cost: $8,275,000; Original acquisition date: 11/27/2013)	8,275,000	8,492,219
Ruby Tuesday, Inc.
7.625%, 05/15/2020	7,614,000	7,823,385
		16,315,604
Diversified Financials - 1.04%
First Cash Financial Services, Inc.
6.750%, 04/01/2021	3,935,000	4,141,588
Energy - 5.10%
Era Group, Inc.
7.750%, 12/15/2022	6,537,000	6,422,602
Northern Oil and Gas, Inc.
8.000%, 06/01/2020	9,103,000	8,283,730
PHI, Inc.
5.250%, 03/15/2019	6,018,000	5,566,650
		20,272,982
Food & Staples Retailing - 0.78%
SpartanNash Co.
6.625%, 12/15/2016 (c)(d) (Cost: $3,075,203; Original acquisition date: 02/06/2013)	3,000,000	3,101,250
Household & Personal Products - 1.82%
Central Garden & Pet Co.
8.250%, 03/01/2018	2,882,000	2,951,168
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020	4,113,000	4,298,085
		7,249,253
Materials - 1.69%
AuRico Gold, Inc.
7.750%, 04/01/2020 (a)(c) (Cost: $6,636,220; Original acquisition date: 03/17/2014)	6,675,000	6,708,375
Retailing - 3.62%
Caleres, Inc.
7.125%, 05/15/2019	8,080,000	8,395,120
Rent-A-Center, Inc.
4.750%, 05/01/2021	6,868,000	5,975,160
		14,370,280
TOTAL CORPORATE BONDS (Cost $79,559,876)		78,438,857

CONVERTIBLE BOND - 3.35%
Diversified Financials - 3.35%
Ezcorp, Inc.
2.125%, 06/15/2019 (c) (Cost: $14,537,168; Original acquisition date: 07/21/2014)	17,000,000	13,313,125
TOTAL CONVERTIBLE BOND (Cost $14,537,168)		13,313,125

Total Investments (Cost $317,247,919) - 84.16%		334,655,502
Other Assets in Excess of Liabilities - 15.84%		62,970,162
TOTAL NET ASSETS - 100.00%		$397,625,664

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Non-income producing security.
(c)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at June 30, 2015 was $47,248,869, which represented 11.88% of net assets.

(d) Security is considered illiquid and may be difficult to sell.

The industry classifications used in this report, use the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Open Forward Currency Contracts
June 30, 2015 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Depreciation
Morgan Stanley	08/24/2015	U.S. Dollars	20,149,935	Canadian Dollars	25,400,000	$(170,797)
Wells Fargo	10/14/2015	U.S. Dollars	5,363,579	British Pound	3,470,000	(84,524)
Wells Fargo	10/14/2015	U.S. Dollars	10,384,531	British Pound	7,100,000	(762,883)
Wells Fargo	10/14/2015	U.S. Dollars	16,242,304	Euro	15,255,000	(792,037)
						$(1,810,241)

Schedule of Investments
June 30, 2015 (Unaudited)
Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 22.60%
Capital Goods - 0.39%
American Science & Engineering, Inc.	33,263	$1,457,252
Commercial & Professional Services - 3.45%
Tetra Tech, Inc.	506,288	12,981,224
Diversified Financials - 2.87%
Dundee Corp. - Class A (a)(b)	1,077,247	10,815,594
Energy - 2.04%
Contango Oil & Gas Co. (b)	224,402	2,753,413
Unit Corp. (b)	182,011	4,936,138
		7,689,551
Insurance - 1.19%
Baldwin & Lyons, Inc. - Class B	194,000	4,465,880
Materials - 3.35%
AuRico Gold, Inc. (a)	1,155,290	3,281,024
Pan American Silver Corp. (a)	350,000	3,006,500
Sandstorm Gold Ltd. (a)(b)	2,150,350	6,322,029
		12,609,553
Media - 3.70%
Corus Entertainment, Inc. - Class B (a)	1,043,100	13,921,919
Pharmaceuticals, Biotechnology & Life Sciences - 1.30%
Bio-Rad Laboratories, Inc. - Class A (b)	32,553	4,902,807
Software & Services - 2.55%
Amdocs Ltd. (a)	175,920	9,603,473
Technology Hardware & Equipment - 1.76%
Ingram Micro, Inc. - Class A (b)	263,759	6,601,888
TOTAL COMMON STOCKS (Cost $93,267,742)		85,049,141

PREFERRED STOCK - 2.56%
Commercial & Professional Services - 2.56%
Pitney Bowes International Holdings, Inc. (c)(d) (Cost: $9,978,738; Original acquisition date: 06/24/2014)	9,250	9,614,219
TOTAL PREFERRED STOCK (Cost $9,978,737)		9,614,219

	Principal
CONVERTIBLE BOND - 3.12%	Amount
Diversified Financials - 3.12%
Ezcorp, Inc.
2.125%, 06/15/2019 (c) (Cost: $12,773,678; Original acquisition date: 10/08/2014)	$15,000,000	11,746,875
TOTAL CONVERTIBLE BOND (Cost $12,773,678)		11,746,875

Total Investments (Cost $116,020,157) - 28.28%		106,410,235
Other Assets in Excess of Liabilities - 71.72%		269,830,433
TOTAL NET ASSETS - 100.00%		$376,240,668

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Non-income producing security.
(c)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at June 30, 2015 was $21,361,094, which represented 5.68% of net assets.

(d) Security is considered illiquid and may be difficult to sell.

Schedule of Open Forward Currency Contracts
June 30, 2015 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
Morgan Stanley	7/28/2015	U.S. Dollars	26,563,632	Canadian Dollars	33,000,000	$152,948

Schedule of Investments
June 30, 2015 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCKS - 2.52%
Insurance - 1.00%
Baldwin & Lyons, Inc. - Class B	40,007	$920,961
Media - 1.52%
Corus Entertainment, Inc. - Class B (a)	105,600	1,409,409
TOTAL COMMON STOCKS (Cost $2,449,457)		2,330,370

PREFERRED STOCK - 4.65%
Commercial & Professional Services - 4.65%
Pitney Bowes International Holdings, Inc. (b)(c) (Cost: $4,446,475; Original acquisition date: 05/02/2014)	4,150	4,313,406
TOTAL PREFERRED STOCK (Cost $4,446,475)		4,313,406

	Principal
CORPORATE BONDS - 44.15%	Amount
Commercial & Professional Services - 1.90%
Multi-Color Corp.
6.125%, 12/01/2022 (b) (Cost: $1,787,598; Original acquisition date: 05/18/2015)	$1,719,000	1,757,678
Consumer Durables & Apparel - 1.63%
Smith & Wesson Holding Corp.
5.000%, 07/15/2018 (b)(c) (Cost: $1,500,000; Original acquisition date: 07/10/2014)	1,500,000	1,509,422
Consumer Services - 8.49%
Regis Corp.
5.750%, 12/05/2017 (b)(c) (Cost: $4,225,000; Original acquisition date: 11/27/2013)	4,225,000	4,335,906
Ruby Tuesday, Inc.
7.625%, 05/15/2020	3,434,000	3,528,435
		7,864,341
Diversified Financials - 2.38%
First Cash Financial Services, Inc.
6.750%, 04/01/2021	2,095,000	2,204,988
Energy - 10.36%
Era Group, Inc.
7.750%, 12/15/2022	1,979,000	1,944,367
Northern Oil and Gas, Inc.
8.000%, 06/01/2020	3,537,000	3,218,670
PHI, Inc.
5.250%, 03/15/2019	2,989,000	2,764,825
Unit Corp.
6.625%, 05/15/2021	1,730,000	1,678,100
		9,605,962
Food & Staples Retailing - 2.23%
SpartanNash Co.
6.625%, 12/15/2016 (b)(c) (Cost: $2,050,135; Original acquisition date: 02/06/2013)	2,000,000	2,067,500
Household & Personal Products - 3.79%
Central Garden & Pet Co.
8.250%, 03/01/2018	1,884,000	1,929,216
The Scotts Miracle-Gro Co.
6.625%, 12/15/2020	1,513,000	1,581,085
		3,510,301
Materials - 3.50%
AuRico Gold, Inc.
7.750%, 04/01/2020 (a)(b) (Cost: $3,206,259; Original acquisition date: 03/17/2014)	3,225,000	3,241,125
Retailing - 7.93%
Caleres, Inc.
7.125%, 05/15/2019	4,147,000	4,308,733
Rent-A-Center, Inc.
6.625%, 11/15/2020	2,000,000	1,955,000
4.750%, 05/01/2021	1,250,000	1,087,500
		7,351,233
Technology Hardware & Equipment - 1.94%
Tech Data Corp.
3.750%, 09/21/2017	1,735,000	1,797,649
TOTAL CORPORATE BONDS (Cost $41,483,008)		40,910,199

CONVERTIBLE BOND - 3.67%
Diversified Financials - 3.67%
Ezcorp, Inc.
2.125%, 06/15/2019 (b) (Cost: $3,810,072; Original acquisition date: 07/21/2014)	4,345,000	3,402,678
TOTAL CONVERTIBLE BOND (Cost $3,810,072)		3,402,678

Total Investments (Cost $52,189,012) - 54.99%		50,956,653
Other Assets in Excess of Liabilities - 45.01%		41,709,311
TOTAL NET ASSETS - 100.00%		$92,665,964

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at June 30, 2015 was $20,627,715, which represented 22.26% of net assets.

(c) Security is considered illiquid and may be difficult to sell.

Schedule of Open Forward Currency Contracts
June 30, 2015 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Wells Fargo	9/9/2015	Canadian Dollars	1,065,000	U.S. Dollars	829,439	$22,414
Wells Fargo	9/9/2015	U.S. Dollars	441,077	Canadian Dollars	540,000	9,152
Wells Fargo	9/9/2015	U.S. Dollars	1,048,303	Canadian Dollars	1,313,000	(1,915)
Wells Fargo	9/9/2015	U.S. Dollars	852,136	Canadian Dollars	1,065,000	283
						$29,934

Schedule of Investments
June 30, 2015 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 45.65%
Capital Goods - 0.39%
American Science & Engineering, Inc.	4,345	$190,354
Commercial & Professional Services - 0.92%
Tetra Tech, Inc.	17,600	451,264
Consumer Durables & Apparel - 4.11%
Coach, Inc.	27,700	958,697
Mattel, Inc.	40,900	1,050,721
		2,009,418
Diversified Financials - 9.98%
Leucadia National Corp.	52,500	1,274,700
Northern Trust Corp.	18,000	1,376,280
Oaktree Capital Group LLC	28,300	1,504,994
The Bank of New York Mellon Corp.	17,210	722,304
		4,878,278
Energy - 2.18%
Contango Oil & Gas Co. (a)	38,110	467,610
Unit Corp. (a)	22,000	596,640
		1,064,250
Health Care Equipment & Services - 1.47%
Laboratory Corp. of America Holdings (a)	5,950	721,259
Insurance - 1.04%
Baldwin & Lyons, Inc. - Class B	22,000	506,440
Materials - 4.31%
AuRico Gold, Inc. (b)	156,800	445,312
Newmont Mining Corp.	42,700	997,472
Pan American Silver Corp. (b)	77,000	661,430
		2,104,214
Media - 4.08%
Corus Entertainment, Inc. - Class B (b)	100,400	1,340,006
Quarto Group, Inc.	222,674	652,516
		1,992,522
Pharmaceuticals, Biotechnology & Life Sciences - 0.54%
Bio-Rad Laboratories, Inc. - Class A (a)	1,768	266,278
Software & Services - 6.89%
Amdocs Ltd. (b)	9,980	544,808
Microsoft Corp.	22,130	977,040
Teradata Corp. (a)	37,500	1,387,500
The Western Union Co.	22,400	455,392
		3,364,740
Technology Hardware & Equipment - 5.41%
Apple, Inc.	6,965	873,585
Cisco Systems, Inc.	16,500	453,090
SanDisk Corp.	22,600	1,315,772
		2,642,447
Telecommunication Services - 4.33%
Telephone & Data Systems, Inc.	27,838	818,437
Verizon Communications, Inc.	27,800	1,295,758
		2,114,195
TOTAL COMMON STOCKS (Cost $21,480,105)		22,305,659

Total Investments (Cost $21,480,105) - 45.65%		22,305,659
Other Assets in Excess of Liabilities - 54.35%		26,556,144
TOTAL NET ASSETS - 100.00%		$48,861,803

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign Issued Security.

Schedule of Open Futures Contracts
June 30, 2015 (Unaudited)
Description	Number of Contracts Sold	Notional Value in US Dollar	Settlement Month	Unrealized Appreciation
Canadian Dollar Future	17	1,359,660	September 2015	$23,788

Schedule of Investments
June 30, 2015 (Unaudited)
Intrepid International Fund

	Shares	Value
COMMON STOCKS - 55.44%
Australia - 16.88%
Coventry Group Ltd.	206,436	$238,914
Data#3 Ltd.	178,000	108,496
GUD Holdings Ltd.	35,602	242,824
Pacific Brands Ltd. (a)	230,000	56,786
Programmed Maintenance Services Ltd.	106,745	237,195
Vision Eye Institute Ltd.	324,796	164,141
		1,048,356
Canada - 15.66%
Corus Entertainment, Inc. - Class B	18,230	243,310
Dundee Corp. - Class A (a)	27,285	273,942
HNZ Group, Inc.	3,675	58,847
Imvescor Restaurant Group, Inc.	39,500	64,199
Noranda Income Fund	91,300	233,184
Sandstorm Gold Ltd. (a)	33,560	98,666
		972,148
France - 3.53%
IPSOS	1,054	27,244
Vetoquinol SA	4,623	191,727
		218,971
Germany - 8.26%
Balda AG (a)	90,984	243,441
Hornbach Baumarkt AG	4,980	183,215
KSB AG	185	86,318
		512,974
Greece - 2.30%
Metka SA	16,460	142,950
United Kingdom - 7.84%
Fenner PLC	20,000	65,128
Quarto Group, Inc.	58,660	171,895
Royal Mail PLC	30,925	249,999
		487,022
United States - 0.97%
Baldwin & Lyons, Inc. - Class B	2,600	59,852
TOTAL COMMON STOCKS (Cost $3,517,614)		3,442,273

PREFERRED STOCK - 1.67%
United States - 1.67%
Pitney Bowes International Holdings, Inc. (b)(c) (Cost: $106,250; Original acquisition date: 02/20/2015)	100	103,938
TOTAL PREFERRED STOCK (Cost $106,250)		103,938

Total Investments (Cost $3,623,864) - 57.11%		3,546,211
Other Assets in Excess of Liabilities - 42.89%		2,663,300
TOTAL NET ASSETS - 100.00%		$6,209,511

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at June 30, 2015 was $103,938, which represented 1.67% of net assets.

(c) Security is considered illiquid and may be difficult to sell.

Schedule of Open Futures Contracts
June 30, 2015 (Unaudited)
Description	Number of Contracts Sold	Notional Value in US Dollar	Settlement Month	Unrealized Appreciation (Depreciation)
Australian Dollar Future	13	999,050	September 2015	$2,398
British Pound Future	3	294,844	September 2015	(4,057)
Canadian Dollar Future	10	799,800	September 2015	9,520
E-Micro British Pound Future	2	19,656	September 2015	(320)
E-Micro Euro Future	2	27,890	September 2015	210
E-Micro Canadian Dollar Future	7	55,986	September 2015	891
E-Micro Australian Dollar Future	10	76,850	September 2015	184
Euro FX Future	6	836,700	September 2015	11,650
				$20,476

1.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

Valuation of Securities

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, senior loans, preferred securities and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. These securities will generally be classified as Level 2 securities.

Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.  When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of June 30, 2015, the Funds' assets and liabilities carried at fair value were classified as follows:

Intrepid Capital Fund
Description	Level 1	Level 2	Level 3	Total

Assets
Total Common Stocks*	$233,549,145	$-	$-	$233,549,145

Total Preferred Stock*	-	9,354,375	-	9,354,375

Total Corporate Bonds*	-	78,438,857	-	78,438,857

Total Convertible Bond*	-	13,313,125	-	13,313,125

Total Assets	$233,549,145	$101,106,357	$-	$334,655,502

Liabilities
Total Forward Currency Contracts**	$-	$(1,810,241)	$-	$(1,810,241)

Total Liabilities	$-	$(1,810,241)	$-	$(1,810,241)

Intrepid Endurance Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$85,049,141	$-	$-	$85,049,141

Total Preferred Stock*	-	9,614,219	-	9,614,219

Total Convertible Bond*	-	11,746,875	-	11,746,875

Total Forward Currency Contracts**	-	152,948	-	152,948

Total Assets	$85,049,141	$21,514,042	$-	$106,563,183

Intrepid Income Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$2,330,370	$-	$-	$2,330,370

Total Preferred Stock*	-	4,313,406	-	4,313,406

Total Corporate Bonds*	-	40,910,199	-	40,910,199

Total Convertible Bond*	-	3,402,678	-	3,402,678

Total Forward Currency Contracts**	-	31,849	-	31,849

Total Assets	$2,330,370	$48,658,132	$-	$50,988,502

Liabilities
Total Forward Currency Contracts**	$-	$(1,915)	$-	$(1,915)

Total Liabilities	$-	$(1,915)	$-	$(1,915)

Intrepid Disciplined Value Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$22,305,659	$-	$-	$22,305,659

Total Futures Contracts**	23,788	-	-	23,788

Total Assets	$22,329,447	$-	$-	$22,329,447

Intrepid International Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$3,442,273	$-	$-	$3,442,273

Total Preferred Stock*	-	103,938	-	103,938

Total Futures Contracts**	24,854	-	-	24,854

Total Assets	$3,467,127	$103,938	$-	$3,571,065

Liabilities
Total Futures Contracts**	$4,378	$-	$-	$4,378

Total Liabilities	$4,378	$-	$-	$4,378

* For further information regarding security characteristics, please see the Schedules of Investments.

**Derivative instruments not reflected in the Schedule of Investments, such as forward currency and futures contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period. Transfers between levels are recognized at the end of the reporting period.

	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund
Beginning Balance - October 1, 2014	$2,462,500	$-	$1,477,500	$-	$-
Purchases		-	-	-	-
Sales		-	-	-	-
Realized gains		-	-	-	-
Realized losses		-	-	-	-
Change in unrealized appreciation (depreciation)	31,475	-	18,885	-	-
Net Transfers Into/(Out of) Level 3	(2,493,975)	-	(1,496,385)	-	-
Ending Balance - June 30, 2015	$-	$-	$-	$-	$-

The transfer out of Level 3 into Level 2 in the Intrepid Capital Fund and the Intrepid Income Fund were due to the Funds' pricing agent providing a value for a bond that was previously being fair valued in accordance with procedures approved by the Board of Trustees.

Derivative Instruments and Hedging Activities

The Funds' adviser may use derivative instruments, such as forward currency and futures contracts, as a means to manage exposure to exchange rate risk.  During the period ended June 30, 2015, the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund and the Intrepid International Fund held derivative instruments.

Forward Currency Contracts
The Intrepid Capital Fund, the Intrepid Endurance Fund and the Intrepid Income Fund used forward currency contracts during the period for the purpose of hedging exposures to non- U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance. The use of these contracts does not create leverage in the Funds.

Values of Forward Currency Contracts as of June 30, 2015

Derivatives not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$-	Depreciation of forward currency contracts	$(1,810,241)
Total	$-	$(1,810,241)
Intrepid Endurance Fund
Forward Currency Contract	Appreciation of forward currency contract	$152,948	Depreciation of forward currency contract	$-
Total	$152,948	$-
Intrepid Income Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$31,849	Depreciation of forward currency contracts	$(1,915)
Total	$31,849	$(1,915)

The average monthly notional amounts of forward currency contracts during the period ended June 30, 2015 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund
Forward currency contracts	$-	$4,516,825	$380,797

Short Positions	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund
Forward currency contract	$(36,706,493)	$(42,034,017)	$(1,609,492)

Futures

The Intrepid Disciplined Value Fund and Intrepid International Fund entered into futures contracts traded on domestic exchanges, including foreign currency futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amountof cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the fair value of the purchase obligation for long futures contracts or the fair value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The risks inherent in the use of futures contracts include. 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The use of futures contracts creates leverage in a fund. The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

Values of Futures Contracts as of June 30, 2015

Derivatives not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Disciplined Value Fund
Futures Contract	Appreciation of futures contracts	$23,788	Depreciation of futures contracts	$-
Total		$23,788		$-
Intrepid International Fund
Futures Contracts	Appreciation of futures contract	$24,853	Depreciation of futures contract	$(4,377)
Total		$24,853		$(4,377)

The average monthly notional amounts of future contracts during the period ended June 30, 2015 were as follows:

Long Positions	Intrepid Disciplined Value Fund	Intrepid International Fund
Futures contracts $	-	$-

Short Positions	Intrepid Disciplined Value Fund	Intrepid International Fund
Futures contract $	(458,981)	$(1,689,065)

Derivative Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds' adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2015 for the Intrepid Capital Fund, the Intrepid Endurance, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, and the Intrepid International Fund (collectively the "Funds"), were as follows*:

	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund
Cost of Investments	$317,247,919	$116,020,157	$52,189,012	$21,480,105	$3,623,864
Gross unrealized appreciation	$38,698,338	$10,962,028	$499,682	$2,793,118	$168,135
Gross unrealized depreciation	(21,290,755)	(20,571,950)	(1,732,041)	(1,967,564)	(245,788)
Net unrealized appreciation (depreciation)	$17,407,583	$(9,609,922)	$(1,232,359)	$825,554	$(77,653)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)                  /s/ Mark F. Travis
Mark F. Travis, President

Date            8/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Mark F. Travis
Mark F. Travis, President

Date            8/24/15

By (Signature and Title)*                /s/ Donald C. White
Donald C. White, Treasurer

Date            8/24/15

* Print the name and title of each signing officer under his or her signature.